Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues
Time charter revenue Hoegh Gallant	$ 35,913	$ 36,982	$ 107,036	$ 106,834
Operating expenses
Vessel operating expenses	(5,963)	(6,699)	(17,246)	(21,656)
Interest income from joint ventures	135	189	470	685
Interest expense to Hoegh LNG	(6,014)	(6,957)	(18,847)	(20,941)
Total	19,475	13,704	44,631	33,995
Hoegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	10,950	12,506	34,365	34,816
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(5,497)	(8,538)	(15,028)	(19,244)
Hours, travel expense and overhead and Board of Directors' fees	(838)	(813)	(2,967)	(2,944)
Interest income from joint ventures	82	75	239	218
Interest expense to Hoegh LNG	(95)	(399)	(291)	(1,753)
Total	$ 4,602	$ 2,831	$ 16,318	$ 11,093